FundX Flexible ETF
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.6%	Shares		Value
Floating Rate Funds - 19.3%
Janus Henderson B-BBB CLO ETF (a)	100,997		$ 4,782,208
VanEck IG Floating Rate ETF	187,533		4,802,720
			9,584,928

High Yield Bonds - 18.4%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	52,852		4,942,719
State Street SPDR Portfolio High Yield Bond ETF	179,333		4,203,566
VanEck Fallen Angel High Yield Bond ETF	831		24,298
			9,170,583

Intermediate Term Bonds - 27.6%
Fidelity Corporate Bond ETF	112,207		5,290,560
iShares 1-5 Year Investment Grade Corporate Bond ETF	68,738		3,602,558
iShares 5-10 Year Investment Grade Corporate Bond ETF	90,863		4,831,186
			13,724,304

Short Term Bonds - 9.0%
Janus Henderson AAA CLO ETF (a)	88,915		4,489,318

Total Return Funds - 25.3%
iShares Core 30/70 Conservative Allocation ETF	100,043		4,149,784
iShares Core 60/40 Balanced Allocation ETF	62,214		4,323,873
NYLI Merger Arbitrage ETF (b)	113,481		4,139,730
			12,613,387
TOTAL INVESTMENT COMPANIES (Cost $48,985,823)			49,582,520

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	5,461,939		5,461,939
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,461,939)			5,461,939

MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	164,674		164,674
TOTAL MONEY MARKET FUNDS (Cost $164,674)			164,674

TOTAL INVESTMENTS - 110.9% (Cost $54,612,436)			55,209,133
Liabilities in Excess of Other Assets - (10.9)%		(0.10897)	(5,424,988)
TOTAL NET ASSETS - 100.0%			$ 49,784,145

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,332,011.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FundX Flexible ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$ 49,582,520	$ –	$ –	$ 49,582,520
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	5,461,939
Money Market Funds	164,674	–	–	164,674
Total Investments	$ 49,747,194	$ –	$ –	$ 55,209,133

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.